Expense Example - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Worldwide Fund - Fidelity Worldwide Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 94
3 years	293
5 years	509
10 years	$ 1,131